Summary of Significant Accounting Policies - Summary of Calculation of Unaudited Pro Forma Basic and Diluted Net Loss Per Common Share (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator
Net loss attributable to common stockholders	$ (39,661)	$ (17,408)	$ (26,554)	$ (13,209)
Pro forma adjustments to eliminate changes in fair value of preferred stock warrant liability			46
Net loss used to compute pro forma net loss per share			$ (26,508)
Denominator
Weighted average of common shares outstanding			2,028,224